CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 614	$ 627
Restricted cash	30	165
Trade receivables and other current assets	865	955
Financial instrument assets	132	124
Due from related parties	1,152	1,427
Assets held for sale	155	0
Current assets	2,948	3,298
Financial instrument assets	244	301
Equity-accounted investments	637	644
Property, plant and equipment, at fair value	37,760	44,038
Goodwill	794	854
Deferred income tax assets	90	102
Other long-term assets	140	184
Total Assets	42,613	49,421
Current liabilities
Accounts payable and accrued liabilities	530	807
Financial instrument liabilities	339	441
Due to related parties	624	456
Non-recourse borrowings	1,334	1,891
Provisions	14	19
Liabilities directly associated with assets held for sale	44	0
BEPC exchangeable and class B shares	4,450	4,721
Current liabilities	7,335	8,335
Financial instrument liabilities	414	1,376
Non-recourse borrowings	12,840	14,181
Deferred income tax liabilities	5,547	5,819
Provisions	469	926
Due to related parties	677	930
Other long-term liabilities	492	725
Equity
Non-controlling interests	9,311	11,342
The partnership	5,528	5,787
Total Equity	14,839	17,129
Total Liabilities and Equity	42,613	49,421
Non-controlling interests
Current assets
Cash and cash equivalents	347	374
Property, plant and equipment, at fair value	20,041	24,429
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	9,079	11,070
Total Equity	9,079	11,070
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	232	272
Total Equity	$ 232	$ 272